Financial Assets And Financial Liabilities - Summary of Expected credit loss assessment for corporate customers (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Current trade receivables	€ 34,288,327	€ 22,527,376	€ 7,872,189	€ 3,659,972
Allowance account for credit losses of financial assets	€ 763,347	€ 653,289	€ 174,591	€ 40,915
Key Market [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Expected credit loss rate		3.38%	0.25%	0.25%
Current trade receivables		€ 14,189,513	€ 1,772,617	€ 1,509,392
Allowance account for credit losses of financial assets		€ 479,911	€ 4,371	€ 3,722
Midmarket [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Expected credit loss rate		2.98%	1.75%	1.75%
Current trade receivables		€ 4,519,084	€ 3,201,190	€ 1,396,951
Allowance account for credit losses of financial assets		€ 134,513	€ 56,133	€ 24,496
Others [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Expected credit loss rate		1.02%	3.95%	1.65%
Current trade receivables		€ 3,818,779	€ 2,898,382	€ 753,629
Allowance account for credit losses of financial assets		€ 38,865	€ 114,087	€ 12,697